EARNING PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNING PER SHARE
NOTE 18   -    EARNING PER SHARE

Composition:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars
A. Basic earnings per share:
Earnings used in the calculation of basic earnings per share to equity holders of the parent	25,023	10,852	6,844	7,216

B. Diluted earnings per share:

Profit used to compute diluted earnings per share from continuing operations	25,023	10,852	6,844	7,216

Weighted average number of shares used in computing basic earnings per share from continuing operations	13,240,913	13,240,913	13,090,729	13,240,913
Weighted average number of shares used in computing diluted earnings per share from continuing operations	13,240,913	13,240,913	13,090,729	13,240,913